Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Valuation Reserves, Ending Balance	$ 39,700		$ 39,700	$ 27,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	32,192,294		32,192,294	28,500,478
Net Income (Loss) Attributable to Parent, Total	$ (1,904,166)	$ (812,944)	$ (4,255,033)	$ (3,833,060)
Retained Earnings (Accumulated Deficit), Ending Balance	(19,491,866)		(17,587,700)	(13,332,667)
Net Cash Provided by (Used in) Operating Activities, Total	(1,225,233)	(737,697)	(3,188,440)	(3,062,482)
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs			4,102,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance	1,115,133	$ 609,559	2,217,412	1,270,973	$ 960,197
Working Capital	(949,171)		844,000
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure	0		0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0		$ 0	$ 0
Computers and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years		3 years
Computers and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years		5 years
Machinery and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years		7 years
Machinery and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years		10 years